Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Statements of Stockholders Equity) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance				$ 19,915	$ 19,915	$ 22,699
Net income (loss)	$ 812	$ (1,775)	$ 840	1,482	1,358	3,778	$ 499
Total other comprehensive income (loss), net of tax					(16,336)	(3,574)	3,258
Balance	5,102				5,102	19,915	22,699
Preferred Stock [Member]
Balance	986				986
Preferred Stock [Member] | Series C Preferred Stock [Member]
Issuance of preferred stock					493
Preferred Stock [Member] | Series D Preferred Stock [Member]
Issuance of preferred stock					493
Common Stock [Member]
Balance				4,735	4,735	5,082	5,162
Stock compensation/issued for benefit plans					40	85	48
Retirement of common stock/cancellation of shares					(231)	(432)	(128)
Balance	4,544				4,544	4,735	5,082
Retained Earnings [Member]
Balance				5,196	5,196	8,686	8,854
Net income (loss)					1,358	3,778	499
Retirement of common stock/cancellation of shares					(319)	(673)	(147)
Common stock dividends declared					(311)	(322)	(317)
Balance	5,924				5,924	5,196	8,686
Accumulated Other Comprehensive Income (Loss) [Member]
Balance				9,984	9,984	8,931	5,673
Total other comprehensive income (loss), net of tax					(16,336)	(3,574)	3,258
Balance	(6,352)				(6,352)	9,984	8,931
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance				(839)	(839)
Net income (loss)					3,599	1,891
Total other comprehensive income (loss), net of tax					(2,227)	(1,084)
Balance	533				533	(839)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Balance				(4,382)	(4,382)	(6,273)	(203)
Net income (loss)					3,599	1,891
Balance	(783)				(783)	(4,382)	(6,273)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance				3,543	3,543	4,627
Total other comprehensive income (loss), net of tax					(2,227)	(1,084)
Balance	1,316				1,316	3,543	4,627
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Balance				20,754	20,754
Net income (loss)					(2,241)	1,887
Total other comprehensive income (loss), net of tax					(14,109)	(2,490)
Balance	4,569				4,569	20,754
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Preferred Stock [Member]
Balance	986				986
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Preferred Stock [Member] | Series C Preferred Stock [Member]
Issuance of preferred stock					493
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Preferred Stock [Member] | Series D Preferred Stock [Member]
Issuance of preferred stock					493
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Common Stock [Member]
Balance				4,735	4,735	5,082
Stock compensation/issued for benefit plans					40	85
Retirement of common stock/cancellation of shares					(231)	(432)
Balance	4,544				4,544	4,735	5,082
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Retained Earnings [Member]
Balance				9,578	9,578	8,686
Net income (loss)					(2,241)	1,887
Retirement of common stock/cancellation of shares					(319)	(673)
Common stock dividends declared					(311)	(322)
Balance	6,707				6,707	9,578	8,686
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance				6,441	6,441	8,931
Total other comprehensive income (loss), net of tax					(14,109)	(2,490)
Balance	(7,668)				(7,668)	6,441	8,931
As Previously Reported [Member]
Balance				20,272	20,272
Net income (loss)					(2,227)	1,405
Total other comprehensive income (loss), net of tax					(14,109)	(2,490)
Balance	4,101				4,101	20,272
As Previously Reported [Member] | Preferred Stock [Member]
Balance	986				986
As Previously Reported [Member] | Preferred Stock [Member] | Series C Preferred Stock [Member]
Issuance of preferred stock					493
As Previously Reported [Member] | Preferred Stock [Member] | Series D Preferred Stock [Member]
Issuance of preferred stock					493
As Previously Reported [Member] | Common Stock [Member]
Balance				4,735	4,735	5,082
Stock compensation/issued for benefit plans					40	85
Retirement of common stock/cancellation of shares					(231)	(432)
Balance	4,544				4,544	4,735	5,082
As Previously Reported [Member] | Retained Earnings [Member]
Balance				9,096	9,096	8,686
Net income (loss)					(2,227)	1,405
Retirement of common stock/cancellation of shares					(319)	(673)
Common stock dividends declared					(311)	(322)
Balance	6,239				6,239	9,096	8,686
As Previously Reported [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance				6,441	6,441	8,931
Total other comprehensive income (loss), net of tax					(14,109)	(2,490)
Balance	(7,668)				(7,668)	6,441	$ 8,931
Restatement Adjustments [Member]
Balance				482	482
Net income (loss)					(14)	482
Balance	468				468	482
Restatement Adjustments [Member] | Retained Earnings [Member]
Balance				$ 482	482
Net income (loss)					(14)	482
Balance	$ 468				$ 468	$ 482